UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2008

1.807740.104

NCC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 75.7%
Due Date	Yield (a)	Principal Amount	Value
Abbey National NA
10/2/08	6.73%	$ 19,642,000	$ 19,638,328
Atlantic Asset Securitization Corp.
10/6/08 to 11/5/08	2.68 to 2.71	42,000,000	41,962,692
Banco Bilbao Vizcaya Argentaria SA (London Branch)
10/8/08 to 1/8/09	2.80 to 3.17	100,000,000	99,543,972
Bank of America Corp.
11/10/08	2.85	28,000,000	27,912,111
Bank of Scotland PLC
10/1/08	7.95	12,000,000	12,000,000
BNP Paribas Finance, Inc.
10/1/08 to 10/14/08	2.65 to 4.00	250,000,000	249,896,611
Calyon North America
10/1/08 to 11/3/08	2.90 to 6.00	250,000,000	249,738,292
CBA Finance, Inc.
10/8/08 to 11/18/08	2.75 to 2.84	266,800,000	266,084,686
Commerzbank U.S. Finance, Inc.
10/15/08 to 11/12/08	2.80	75,000,000	74,864,861
Dakota Notes (Citibank Credit Card Issuance Trust)
10/1/08 to 11/13/08	2.74 to 6.25	67,000,000	66,905,496
Danske Corp.
10/9/08 to 11/3/08	2.90 to 3.04 (b)(c)	216,000,000	216,000,000
DnB NOR Bank ASA
10/23/08 to 10/30/08	2.87 to 3.07 (c)	225,000,000	224,861,583
Edison Asset Securitization LLC
10/28/08 to 12/15/08	2.69 to 3.03	242,000,000	241,023,453
Emerald Notes (BA Credit Card Trust)
10/21/08 to 11/18/08	3.02 to 3.04	34,000,000	33,930,956
General Electric Capital Corp.
12/8/08 to 2/3/09	2.89 to 2.90	125,000,000	124,099,722
Govco, Inc.
10/7/08 to 11/6/08	2.72 to 2.80	55,850,000	55,770,271
Intesa Funding LLC
10/1/08 to 12/3/08	2.91 to 6.02	275,000,000	274,278,510
JPMorgan Chase & Co.
11/10/08 to 2/4/09	2.74 to 3.00	170,000,000	169,205,650
Kitty Hawk Funding Corp.
10/10/08	2.73	13,000,000	12,991,193
Natexis Banques Populaires US Finance Co. LLC
10/20/08 to 12/8/08	3.00 to 3.05	54,000,000	53,867,148
National Australia Funding, Inc.
10/16/08	2.71	75,000,000	74,915,938

Due Date	Yield (a)	Principal Amount	Value
Nationwide Building Society
10/23/08 to 11/7/08	2.80 to 3.00%	$ 31,000,000	$ 30,929,432
Nordea North America, Inc.
10/14/08 to 3/10/09	2.72 to 3.17	110,625,000	109,746,863
Palisades Notes (Citibank Omni Master Trust)
10/1/08 to 12/8/08	2.92 to 6.75	53,000,000	52,864,738
Rabobank USA Financial Corp.
11/25/08 to 2/27/09	2.71 to 3.00	150,000,000	148,571,472
Royal Bank of Canada
12/5/08	2.75	150,000,000	149,260,354
Royal Bank of Scotland PLC
10/6/08 to 11/24/08	2.81 to 3.04 (c)	175,000,000	174,686,687
Salisbury Receivables Co. LLC
10/1/08 to 11/4/08	2.54 to 6.00	50,000,000	49,922,450
Santander Finance, Inc.
10/2/08 to 2/25/09	2.70 to 3.15	89,000,000	88,364,202
Sheffield Receivables Corp.
10/21/08 to 10/27/08	2.56 to 2.73	7,000,000	6,988,550
Societe Generale North America, Inc.
10/14/08 to 12/4/08	2.82 to 3.12	202,000,000	201,399,182
Svenska Handelsbanken, Inc.
10/16/08 to 10/23/08	2.73 to 4.51	144,620,000	144,389,621
Thames Asset Global Securities No. 1, Inc.
10/1/08 to 12/9/08	2.53 to 6.00	320,702,000	320,420,129
Toronto Dominion Holdings (USA)
10/1/08 to 11/5/08	2.65 to 2.83	225,000,000	224,836,024
Toyota Motor Credit Corp.
10/27/08	2.72	50,000,000	49,903,222
UniCredito Italiano Bank (Ireland) PLC
10/24/08 to 11/17/08	2.96 to 3.00	51,000,000	50,875,846
Wells Fargo & Co.
10/27/08 to 11/10/08	2.60 to 2.64	250,000,000	249,378,389
Westpac Banking Corp.
10/2/08 to 11/28/08	2.93 to 3.11 (c)	250,000,000	250,000,000
TOTAL COMMERCIAL PAPER			4,892,028,634
Federal Agencies - 25.7%

Fannie Mae - 6.3%
10/1/08 to 3/25/09	1.84 to 3.46 (c)	407,000,000	406,682,667
Federal Agencies - continued
Due Date	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 10.5%
10/1/08 to 9/23/09	1.93 to 4.03% (c)	681,255,000	680,815,421
Freddie Mac - 8.9%
10/20/08 to 10/23/08	2.72 to 3.17 (c)	575,000,000	574,806,624
TOTAL FEDERAL AGENCIES			1,662,304,712
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,554,333,346)	6,554,333,346
NET OTHER ASSETS - (1.4)%	(93,430,178)
NET ASSETS - 100%	$ 6,460,903,168
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,000,000 or 3.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,554,333,346	$ -	$ 6,554,333,346	$ -
Income Tax Information
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,554,333,346.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2008

1.807741.104

NCT-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 86.5%
Fannie Mae 0% 7/2/09	$ 10,000,000	$ 9,770,140
Federal Home Loan Bank:
0% 9/3/09	32,500,000	31,575,115
0% 9/29/09	5,000,000	4,846,735
3.05% 6/18/09	10,000,000	9,991,000
Freddie Mac:
0% 6/22/09	2,000,000	1,955,854
0% 7/20/09	2,000,000	1,951,008
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		60,089,852
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bills, yield at date of purchase 2.22% to 2.38% 7/2/09 to 7/30/09	8,000,000	7,891,258
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,018,144)		67,981,110
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,495,000)	$ 1,495,006	1,495,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $69,513,144)		69,476,110
NET OTHER ASSETS - 0.0%		19,050
NET ASSETS - 100%		$ 69,495,160
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,495,000 due 10/01/08 at 0.15%
BNP Paribas Securities Corp.	$ 1,495,000

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 69,476,110	$ -	$ 69,476,110	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $69,513,457. Net unrealized depreciation aggregated $37,347, of which $38,316 related to appreciated investment securities and $75,663 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	December 1, 2008
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	December 1, 2008